1. Summary of Significant Accounting Policies: Equity Method Investment (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Equity Method Investment:

Equity Method Investment:

           The Company evaluates its unconsolidated equity investment to determine whether it should be recorded on a consolidated basis.  The percentage ownership interest in the equity investment, an evaluation of control and whether a variable interest entity exists are all considered in the Company's consolidation assessment.

           The Company accounts for its equity investment where it owns a non-controlling interest or where it is not the primary beneficiary of a VIE using the equity method of accounting.  Under the equity method, the Company's cost of an investment is adjusted for its share of equity in the earnings of the unconsolidated investment and reduced by distributions received.  There is no difference between the cost of the Company's equity investment and the value of the underlying equity as reflected in the unconsolidated equity investment's financial statements.

           The Company assesses the carrying value of its equity method investment for impairment in accordance with ASC 323-10, Investments - Equity Method and Joint Ventures.  The Company assesses whether there are any indicators that the fair value of the Company's equity method investment might be impaired.  An investment is impaired only if the Company's estimate of the fair value of the investment is less than the carrying value of the investment and such decline in value is deemed to be other than temporary.  During the years ended December 31, 2014 and 2013, no impairment of the Company's equity method investment was recognized.